Consolidated Variable Interest Entities (Detail) (USD $) In Millions, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2014 Entity	Jun. 30, 2013	Dec. 31, 2013 Entity	Dec. 31, 2012 Entity	Dec. 31, 2011 Entity	Dec. 31, 2010
Variable Interest Entity [Line Items]
Number of consolidated variable interest entities	5		4	3	4
Cash and cash equivalents	$ 545	$ 661	$ 594	$ 755	$ 781	$ 796
Property and equipment, net	9,036		9,058	9,197
Interest expense	311	274	620	569	643
Non-cash capital lease asset reduction		(44)	(44)		(76)
Non-cash capital lease obligation reduction		(48)	(48)		(73)
Restricted cash and cash equivalents	284		266	550
Financing Receivable, Net	938		950	934
Interest income	6	3	9	15	11
Japan VIEs [member]
Variable Interest Entity [Line Items]
Number of consolidated variable interest entities	2		2
Cash and cash equivalents	34		42	29
Property and equipment, net	38		26	66
Non-recourse debt, including current maturities	287		284	408
Interest expense	10	15	28	33	33
Non-cash capital lease asset reduction		(44)	(44)
Non-cash capital lease obligation reduction		(48)	(48)
Non-cash capital lease gain					13
Non-cash capital lease gain attributable to noncontrolling interests					7
Securitized Timeshare Debt VIE [member]
Variable Interest Entity [Line Items]
Non-recourse debt, including current maturities	548		222
Interest expense	3		3
Restricted cash and cash equivalents	22		8
Financing Receivable, Net	527		221
Interest income	$ 19		$ 17